UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03907

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886

Date of fiscal year end: February 28,

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders.

                                     [LOGO]
---------------------------------EMPIRE BUILDER---------------------------------
                                 --------------

Dear Shareholder,

We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the year ended February 28, 2007.

For the past year, the Builder class was up 3.44%, and the Premier Class was up 3.70%. In last year For the past year, the Builder class was up 3.44%, and the Premier Class was up 3.70%. In last year's letter, we forecasted the Federal Reserve Board was coming close to an end in their interest rate tightening cycle. Since our last report in February 20 06, the Federal Reserve Board raised the rate two times; it now stands at 5.25%.

The Federal Reserve Board has been holding the rate steady since June 2006. There are two major issues on the table at the moment. The first is the housing market and the troubles in the subprime mortgage industry. If the subprime market weakens further, the Fed might reduce the Federal Fund Rate. The second issue is inflation. The Fed could either raise or lower rates depending on the economic numbers. Currently, we believe in the Fed might reduce the Federal Fund Rate. The second issue is inflation. The Fed could either raise or lower rates depending on the economic numbers. Currently, we believe in "staying the course"
- as the right opportunities present themselves, we will continue to extend the duration of the portfolio to enhance our returns, while keeping principal intact. We will focus on increasing the yield of the Fund while maintaining the high credit quality of the bonds in the Fund.

In our opinion, The Empire Builder Tax Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

The Fund The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the most recent month end, please call 1-800-847-5886. For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling 1-800-847-5886.

You should consider the fund For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling
1-800-847-5886. You should consider the fund's investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the fund's prospectus which you should read carefully before investing.

Not FDIC insured. May lose value. No bank guarantee.

                                     [LOGO]
---------------------------------EMPIRE BUILDER---------------------------------
                                 --------------

Market Conditions during the Fund's Most Recent FIscal Year

      As we mentioned last year, the 10-year Treasury bond is the leading benchmark for long-term interest rates. Interest rates in the 10-year Government Bond Market for the fiscal year ended February 28, 2007 began at approximately 4.589% and ended at 4.554%. These figures suggest a very stable year. This is not the case, however, as we had yet another very volatile market this year. The 10-year traded in a range of approximately 4.42% to 5.24%. Throughout the year, we saw dramatic shifts in the interest rate of the 10-year bond.

      We try to enhance the value of the Fund whenever possible. We continue to manage the Fund conservatively taking advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

      The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made March 1, 1997, and a $20,000* investment in Premier Class shares of the Fund made March 1, 1997, held in each through February 28, 2007, as well as the performance of the Lehman Municipal Bond Index over the same period.

      The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's adviser, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 2006, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

      The graphs assume all dividends and distributions are reinvested at net asset value. Return calculations assume the reinvestment distributions and do not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be higher or lower. The investment return and net asset value will fluctuate so that an investor that an investor's shares, when redeemed maybe worth more or less than the original cost.

      The Fund's Builder Class shares' average annual total return for the periods indicated was as follows:

            3.44% for the one-year period beginning March 1, 2006 and ended February 28, 2007.

            3.46% for the five-year period beginning March 1, 2002 and ended February 28, 2007.

            4.36% for the ten-year period beginning March 1, 1997 and ended February 28, 2007

* The minimum initial investment into the Premier Class is $20,000

[The following information was depicted as a bar chart in the printed material.]

                                    Lehman       Empire Builder
                                   Municipal        Tax Free
                                     Bond           Bond Fund
                      Date          Index         Builder Class
                    ---------      ---------      -------------
                    2/28/1997       $10,000         $10,000

                    2/28/1998        10,914          10,778

                    2/28/1999        11,585          11,301

                    2/29/2000        11,343          10,804

                    2/28/2001        12,743          12,226

                    2/28/2002        13,614          12,927

                    2/28/2003        14,658          13,783

                    2/29/2004        15,582          14,356

                    2/28/2005        16,042          14,515

                    2/28/2006        16,663          14,816

                    2/28/2007       $17,491         $15,326

      The Fund's Premier Class shares' average annual total return for the periods indicated was as follows:

            3.70% for the one-year period beginning March 1, 2006 and ended February 28, 2007.

            3.69% for the five-year period beginning March 1, 2002 and ended February 28, 2007.

            4.63% for the ten-year period beginning March 1, 1997 and ended February 28, 2007.

[The following information was depicted as a bar chart in the printed material.]

                                    Lehman       Empire Builder
                                   Municipal        Tax Free
                                     Bond           Bond Fund
                      Date          Index         Premier Class
                    ---------      ---------      -------------
                    2/28/1997       $20,000         $20,000

                    2/28/1998        21,828          21,609

                    2/28/1999        23,170          22,723

                    2/29/2000        22,687          21,787

                    2/28/2001        25,487          24,736

                    2/28/2002        27,229          26,223

                    2/28/2003        29,317          28,033

                    2/29/2004        31,164          29,266

                    2/28/2005        32,085          29,643

                    2/28/2006        33,327          30,314

                    2/28/2007       $34,981         $31,436

Expense Examples (Unaudited):

      As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, exchange fees and (2) ongoing costs, including management fees; and other Fund expenses.

      These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 through February 28, 2007.

Actual Example

      The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1 ,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                 Beginning       Ending        Expenses Paid     Expense Ratio
               Account Value   Account Value   During Period*    During Period
                  9/1/06         2/28/07      9/1/06 - 2/28/07  9/1/06 - 2/28/07
               -------------   -------------  ----------------  ----------------
Builder Class.. $1,000.00      $1,019.40           $6.46             1.29%
Premier Class..  1,000.00       1,020.90            5.56             1.11%

Hypothetical Example for Comparison Purposes

      The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                 Beginning       Ending        Expenses Paid     Expense Ratio
               Account Value   Account Value   During Period*    During Period
                  9/1/06         2/28/07      9/1/06 - 2/28/07  9/1/06 - 2/28/07
               -------------   -------------  ----------------  ----------------
Builder Class..  $1,000.00       $1,018.40         $6.46             1.29%
Premier Class..   1,000.00        1,019.29          5.56             1.11%

----------
* Expenses are equal to the average value times the Fund's annualized expense ratio multiplied by the number of days in the most recent half-year divided by the number of days in the fiscal year.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                 Portfolio of Investments -- February 28, 2007

                                                                                      Principal       Fair Value
Credit Ratings**                                                                       Amount          (Note 2)
----------------                                                                      ---------       ----------
                 Municipal Securities (99.6%)
                 New York City (25.2%)
                 New York City, General Obligation
                    Series G
    A1/AA-            5.000%, 8/1/2008, Non Callable..............................    $5,000,000     $ 5,089,450
                    Series B
    AAA/AAA           5.250%, 8/1/2017, Callable 8/1/2007 @ 101, (AMBAC) .........       730,000         741,570
    AAA/AAA           5.250%, 8/1/2017, Prerefunded 8/1/2007 @ 101, (AMBAC).......        20,000          20,336
                    Subseries B2
    AA2/AAA           3.650%, 8/15/2018, (LOC - Morgan Guaranty Trust)(a).........       200,000         200,000
                    Series B
    A1/AAA            5.125%, 8/1/2019, Callable 8/1/2010 @ 101, (FGIC)...........     2,000,000       2,109,960
    AAA/AAA           5.375%, 8/1/2022, Callable 8/1/2007 @ 101, (MBIA)...........     1,235,000       1,255,032
    AAA/AAA      New York City, Health & Hospitals Corporation, Health System
                 Revenue, Series A, 5.500%, 2/15/2018, Callable
                 2/15/2012 @ 100, (FSA) ..........................................     1,000,000       1,087,220
    AAA/AAA      New York City, Municipal Water Finance Authority,  Water & Sewer
                    System Revenue, Series B, 5.800%, 6/15/2029,
                    Callable 6/15/2007 @ 101, (MBIA) .............................     5,000,000       5,079,700
                 New York City, Transitional Finance Authority
                    Series B
    AA2/AAA         5.000%, 11/1/2014, Non Callable...............................     3,590,000       3,903,479
    AA2/AAA         5.000%, 11/1/2016, Non Callable...............................     1,500,000       1,649,370
    AA2/AAA         5.000%, 11/1/2017, Callable 5/1/2017 @ 100....................     1,305,000       1,435,865
                    Series 3, Subseries 3H
    AA2/AAA         3.600%, 11/1/2022, (SPA - Royal Bank of Canada)(a)............     1,300,000       1,300,000
                                                                                                     -----------
                 Total New York City..............................................                    23,871,982
                                                                                                     -----------
                 New York State Agencies (42.9%)
                 New York State Dormitory  Authority (41.1%)
                 Augustana Lutheran Home for the Aged, Series A
    AAA/AAA         5.500%, 8/1/2020, Callable 8/1/2010 @ 101, (FHA/MBIA) ........       860,000         911,841
    AAA/AAA         5.500%, 8/1/2030, Callable 8/1/2010 @ 101, (FHA/MBIA) ........       750,000         790,290
                 Columbia University, Series B
    AAA/AAA         5.375%, 7/1/2018, Prerefunded 7/1/2012 @ 100..................       500,000         542,865
    AAA/AAA         5.375%, 7/1/2019, Prerefunded 7/1/2012 @ 100..................     1,000,000       1,085,730
    AAA/AAA         5.375%, 7/1/2020, Prerefunded 7/1/2012 @ 100..................     1,000,000       1,085,730
    AAA/AAA      Good Samaritan Medical Center, Series A, 5.625%, 7/1/2012,
                    Callable 7/1/2009 @ 101, (MBIA)...............................     1,365,000       1,434,792
    AA2/AA       Memorial Sloan-Kettering Cancer Center, Series 1, 5.000%, 7/1/2034,
                    Callable 7/1/2013 @ 100.......................................     3,000,000       3,155,700

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                       Principal       Fair Value
Credit Ratings**  Municipal Securities -- continued                                     Amount           (Note 2)
----------------  ---------------------------------                                    ---------       ----------
                  New York State Dormitory  Authority -- continued
    AAA/AAA       Mental Health Services Facilities Improvement, Series A, 5.000%,
                     2/15/2019, Callable 2/15/2015 @ 100, (AMBAC)..................    $2,500,000     $ 2,695,125
    AAA/AAA       New York Medical College, 5.250%, 7/1/2013,
                     Callable 7/1/2008 @ 101, (MBIA)...............................     1,015,000       1,045,795
    AAA/AAA       New York University, Series 2, 5.500%, 7/1/2018,
                     Callable 7/1/2011 @ 100, (AMBAC)..............................       500,000         534,380
                  Park Ridge Housing, Inc.
    NR/AAA           6.375%, 8/1/2020, Callable 8/1/2010 @ 101,
                     (AMBAC/FNMA) .................................................     1,000,000       1,088,610
    NR/AAA           6.500%, 8/1/2025, Callable 8/1/2010 @ 101,
                     (AMBAC/FNMA) .................................................     1,470,000       1,606,063
     NR/AA        Queens Medical Center, 3.950%, 8/15/2012, Non Callable, (FHA)....     1,600,000       1,611,680
                  Rochester Institute of Technology, Series A
    AAA/NR             5.250%, 7/1/2016, Callable 7/1/2012 @ 100, (AMBAC)..........     2,045,000       2,200,849
    AAA/NR             5.250%, 7/1/2017, Callable 7/1/2012 @ 100, (AMBAC)..........     2,155,000       2,322,465
    AAA/AAA       School Districts Financing, Series C, 5.250%, 4/1/2021,
                     Callable 10/1/2012 @ 100, (MBIA)..............................     1,300,000       1,400,581
    AAA/AAA       Special Acts School Districts Program, 6.000%, 7/1/2019,
                     Callable 7/1/2007 @ 100, (MBIA)...............................     3,540,000       3,566,090
    NR/AA-        State Supported Debt, Department of Education, Series A, 5.000%,
                     7/1/2018, Callable 7/1/2016 @ 100.............................     1,000,000       1,086,860
     A1/A+        University of Rochester, Series A1, 5.000%, 7/1/2019,
                     Callable 1/1/2017.............................................     2,305,000       2,506,204
                  Upstate Community Colleges
                     Series B
    AAA/AAA            5.250%, 7/1/2015, Callable 7/1/2014 @ 100, (FGIC)...........     3,140,000       3,455,853
                     Series A
    AAA/AAA            6.000%, 7/1/2019, Prerefunded 7/1/2010 @ 101, (FSA).........     1,000,000       1,084,320
    AAA/AAA            6.000%, 7/1/2020, Prerefunded 7/1/2010 @ 101, (FSA).........       845,000         916,250
    AAA/AAA       Westchester County, Court Facilities, 5.250%, 8/1/2018,
                     Prerefunded 2/1/2009 @ 101, (MBIA)............................     2,800,000       2,913,036
                                                                                                      -----------
                  Total New York State Dormitory Authority.........................                    39,041,109
                                                                                                      -----------
                  New York State Environmental Facilities Corp. (0.8%)
    AAA/AAA       State Water Pollution Control Revenue, Revolving Fund,
                     Pooled Loan, 5.900%, 1/15/2018, Callable 1/15/2008 @ 100,
                     (POL CTL-SRF).................................................       725,000         733,512
                                                                                                      -----------
                  New York State Urban Development Corp. (1.0%)
    A1/AA-        Empire State Development Corp., University Facilities Grants,
                     6.000%, 1/1/2009, Non Callable................................       905,000         942,277
                                                                                                      -----------
                  Total New York State Agencies....................................                    40,716,898
                                                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                        Principal       Fair Value
Credit Ratings**   Municipal Securities -- continued                                     Amount          (Note 2)
----------------   ---------------------------------                                    ---------       ----------
                  Other New York State Bonds (31.5%)
     A3/NR        Albany Housing Authority, Limited Obligation, 6.250%, 10/1/2012,
                     Callable 10/1/2007 @ 100......................................    $1,000,000     $ 1,012,140
                  Corning, City School District, General Obligation
    AAA/NR           5.000%, 6/15/2012, Non Callable, (FSA)........................     1,000,000       1,065,700
    AAA/NR           5.000%, 6/15/2013, Callable 6/15/2012 @ 100, (FSA)............       970,000       1,032,778
    AAA/NR           5.000%, 6/15/2014, Callable 6/15/2012 @ 100, (FSA)............       600,000         637,938
                  Evans, General Obligation
    AAA/AAA          6.800%, 4/15/2012, Non Callable, (AMBAC)......................       225,000         258,669
    AAA/AAA          6.800%, 4/15/2013, Non Callable, (AMBAC)......................       225,000         264,305
    AAA/NR        Fayetteville Manlius, Central School District, General Obligation,
                     5.000%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC)...........       375,000         401,434
                  Ilion, Central School District, General Obligation, Series B
    AAA/NR           5.500%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC)...........       550,000         604,071
    AAA/NR           5.500%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC)...........       500,000         549,660
    AAA/AAA       Long Island Power Authority, Electric Systems, Series F,
                     4.250%, 5/1/2033, Callable 11/1/2016 @ 100, (MBIA)............     6,400,000       6,389,632
    AAA/AAA       Metropolitan Transportation Authority, Service Contracts,
                     Series A, 5.000%, 7/1/2030, Callable 7/1/12 @ 100, (AMBAC) ...     2,000,000       2,101,760
    AAA/AAA       Mount Sinai, Union Free School District, General Obligation,
                     6.200%, 2/15/2012, Non Callable, (AMBAC)......................     1,065,000       1,188,348
    AAA/AAA       New York Convention Center Development Corp., Hotel Unit Fee,
                     Revenue, 5.000%, 11/15/2044, Callable 11/15/2015
                     @ 100, (AMBAC)................................................     1,500,000       1,593,300
                  North Hempstead, General Obligation, Series B
    AAA/AAA          6.375%, 4/1/2009, Non Callable, (FGIC)........................       570,000         600,945
    AAA/AAA          6.400%, 4/1/2010, Non Callable, (FGIC)........................       560,000         604,694
    AAA/AAA       Oneida County, IDA Civic Facilities, Hamilton College Project,
                     Series B, 4.000%, 7/1/2022, Callable 7/1/2017 @ 100, (MBIA)...       500,000         493,210
    NR/AAA        Oneida County, IDA Civic Facilities, Mohawk Valley Network,
                     St. Luke's Memorial Hospital, 5.000%, 1/1/2013,
                     Callable 1/1/2008 @ 101, (FSA)................................     2,000,000       2,042,620
    AAA/NR        Oyster Bay, General Obligation, 5.000%, 3/15/2011,
                     Non Callable, (FSA) ..........................................       430,000         452,382
    A1/AA-        Port Authority of New York & New Jersey, 5.000%, 9/1/2033,
                     Callable 9/1/2013 @ 101.......................................     5,000,000       5,301,300
    AAA/AAA       Rensselaer, City School District, Certificate of Participation,
                     5.000%, 6/1/2017, Callable 6/1/16 @ 100, (XLCA)...............       500,000         545,130
    AAA/NR        Southern Cayuga, Central School District, General Obligation,
                     5.000%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA)............       400,000         425,904

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                       Principal       Fair Value
Credit Ratings**  Municipal Securities -- continued                                     Amount          (Note 2)
----------------  ---------------------------------                                    ---------       ----------
                  Other New York State Bonds -- continued
                  Suffolk County, General Obligation, Series D
    AAA/AAA          5.000%, 11/1/2015, Callable 11/1/2008 @ 101, (FGIC)...........    $1,125,000     $ 1,160,280
    AAA/AAA          5.000%, 11/1/2016, Callable 11/1/2008 @ 101, (FGIC)...........     1,110,000       1,145,353
                                                                                                      -----------
                  Total Other New York State Bonds.................................                    29,871,553
                                                                                                      -----------
                  Total Municipal Securities (Cost $91,788,228)....................                    94,460,433
                                                                                                      -----------
                  Short Term Investment (0.1%)(a)
                  Dreyfus New York Municipal Cash Management Fund..................       110,000         110,000
                                                                                                      -----------
                  Total Investments  (Cost $91,898,228) -- 99.7%....................                  $94,570,433
                  Net Other Assets (Liabilities) -- 0.3%............................                      292,123
                                                                                                      -----------
                  NET ASSETS -- 100.0%..............................................                  $94,862,556
                                                                                                      ===========

----------
(a)   Variable or Floating Rate  Security.  Rate disclosed is as of February 28,
      2007.

**Credit Ratings given by Moody **Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited)

Moody's   Standard & Poor's
 Aaa              AAA           Instrument judged to be of the highest quality
                                and carrying the smallest amount of investment
                                risk.
 Aa               AA            Instrument judged to be of high quality by all
                                standards.
 A                A             Instrument judged to be of adequate quality by
                                all standards.
 NR               NR            Not Rated. In the opinion of the Investment
                                Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AMBAC             Insured as to principal and interest by the American Municipal
                  Bond Insurance Corp.
FGIC              Insured as to principal and interest by the Financial Guaranty
                  Insurance Co.
FHA               Insured as to principal and interest by the Federal Housing
                  Administration.
FNMA              Insured as to principal and interest by the Federal National
                  Mortgage Association.
FSA               Insured as to principal and interest by Federal Security
                  Assurance.
LOC               Letter of Credit
MBIA              Insured as to principal and interest by the Municipal Bond
                  Insurance Association.
POL CTL-SRF       Insured as to principal and interest by the Pollution Control
                  State Revenue Fund.
SPA               Standby Purchase Agreement
XLCA              Insured as to principal and interest by the XL Capital
                  Assurance

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

Summary of Portfolio Holdings (Unaudited):

                                                                  Percent of
The Empire Builder Tax Free Bond Fund                             Net Assets
-------------------------------------                             ----------
New York City ...............................................        25.2%
New York State Agencies .....................................        42.9
Other New York State Bonds ..................................        31.5
Short Term Investments ......................................         0.1
                                                                     ----
                                                                     99.7%
                                                                     ====

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                                February 28, 2007

Assets:
   Investments in securities, at fair value (cost $91,898,228) (Note 2)......................      $94,570,433
   Cash......................................................................................          101,338
   Interest and dividends receivable.........................................................          808,384
   Receivable for capital shares issued......................................................               41
   Prepaid expenses and other assets.........................................................           52,823
                                                                                                   -----------
     Total Assets............................................................................       95,533,019

Liabilities:
   Dividends payable.........................................................        $  8,493
   Payable for investments purchased.........................................         489,885
   Payable for capital shares redeemed.......................................          35,881
   Advisory fees payable (Note 4)............................................          29,052
   Administration fees payable (Note 4)......................................          18,874
   Transfer agency fees payable (Note 4).....................................          32,250
   Custodian fees payable....................................................           6,411
   Compliance services fees payable (Note 4).................................             509
   Other accrued expenses....................................................          49,108
                                                                                  -----------
     Total Liabilities.......................................................................          670,463
                                                                                                   -----------
Net Assets...................................................................................      $94,862,556
                                                                                                   ===========
Net Assets:
   Capital...................................................................................      $91,606,961
   Accumulated undistributed net investment income...........................................          108,267
   Accumulated undistributed net realized gains from investments.............................          475,123
   Net unrealized appreciation of investments................................................        2,672,205
                                                                                                   -----------
Net Assets...................................................................................      $94,862,556
                                                                                                   ===========
Builder Class:
   Net Assets................................................................     $45,009,511
   Shares of Beneficial Interest Outstanding.................................       2,550,839
                                                                                  -----------
   Net Asset Value, Offering and Redemption Price per share..................     $     17.64
                                                                                  ===========
Premier Class:
   Net Assets................................................................     $49,853,045
   Shares of Beneficial Interest Outstanding.................................       2,824,747
                                                                                  -----------
   Net Asset Value, Offering and Redemption Price per share..................     $     17.65
                                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                      For the Year Ended February 28, 2007

Investment Income:
   Interest..................................................................................       $4,302,596
   Dividend..................................................................................           40,317
                                                                                                    ----------
   Total Investment Income...................................................................        4,342,913

Expenses:
   Advisory fees (Note 4)....................................................      $  388,744
   Administration fees (Note 4)..............................................         206,000
   Fund accounting fees (Note 4).............................................          62,438
   Transfer agency fees -- Builder Class (Note 4).............................        118,228
   Transfer agency fees -- Premier Class (Note 4).............................         29,027
   Custody fees..............................................................          35,678
   Trustees' fees (Note 4)...................................................          41,995
   Compliance services fee (Note 4)..........................................          61,245
   Legal fees................................................................          72,734
   Other fees................................................................         144,985
                                                                                   ----------
     Total expenses..........................................................       1,161,074
     Less: Custody fee credit................................................         (19,748)
                                                                                   ----------
   Total Net Expenses........................................................................        1,141,326
                                                                                                    ----------
Net Investment Income........................................................................        3,201,587
                                                                                                    ----------
Realized/Unrealized Gains on Investments (Notes 2 and 3)
   Net realized gains from investment transactions...........................         851,324
   Change in unrealized appreciation/depreciation from
     investment transactions.................................................        (643,480)
                                                                                   ----------
     Net realized/unrealized gains from investments..........................................          207,844
                                                                                                    ----------
Change in net assets resulting from operations...............................................       $3,409,431
                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                                                Year Ended                Year Ended
                                                                             February 28, 2007        February 28, 2006
                                                                             -----------------        -----------------

From Investment Activities:
Operations:
   Net investment income .............................................          $   3,201,587            $   2,911,121
   Net realized gains (losses) from investment transactions ..........                851,324                 (118,027)
   Change in unrealized appreciation/depreciation from
     investment transactions .........................................               (643,480)                (555,577)
                                                                                -------------            -------------
   Change in net assets resulting from operations ....................              3,409,431                2,237,517
                                                                                -------------            -------------
Distributions to Shareholders from:
Net investment income:
   Builder Class .....................................................             (1,465,943)              (1,312,241)
   Premier Class .....................................................             (1,721,433)              (1,540,648)
Net realized gains from investment transactions:
   Builder Class .....................................................               (150,345)                 (24,867)
   Premier Class .....................................................               (165,902)                 (27,553)
                                                                                -------------            -------------
     Total distributions .............................................             (3,503,623)              (2,905,309)
                                                                                -------------            -------------
Change in net assets from capital share transactions .................             (6,906,289)              (6,003,679)
                                                                                -------------            -------------
   Change in net assets ..............................................             (7,000,481)              (6,671,471)
Net Assets:
   Beginning of period ...............................................            101,863,037              108,534,508
   End of period .....................................................          $  94,862,556            $ 101,863,037
                                                                                =============            =============
   Accumulated net investment income .................................          $     108,267            $      35,403
                                                                                =============            =============
Capital Transactions:
Builder Class
   Proceeds from shares issued .......................................          $     731,923            $   1,090,241
   Dividends reinvested ..............................................              1,509,355                1,193,736
   Value of shares redeemed ..........................................             (5,504,685)              (5,861,452)
                                                                                -------------            -------------
     Total Builder Class .............................................             (3,263,407)              (3,577,475)
                                                                                -------------            -------------
Premier Class
   Proceeds from shares issued .......................................                469,568                  827,135
   Dividends reinvested ..............................................              1,623,363                1,301,277
   Value of shares redeemed ..........................................             (5,735,813)              (4,554,616)
                                                                                -------------            -------------
     Total Premier Class .............................................             (3,642,882)              (2,426,204)
                                                                                -------------            -------------
   Change in net assets from capital share transactions ..............          $  (6,906,289)           $  (6,003,679)
                                                                                =============            =============
Share Transactions:
Builder Class
   Issued ............................................................                 41,662                   61,598
   Reinvested ........................................................                 85,919                   67,498
   Redeemed ..........................................................               (313,777)                (331,422)
                                                                                -------------            -------------
     Total Builder Class Shares ......................................               (186,196)                (202,326)
                                                                                -------------            -------------
Premier Class
   Issued ............................................................                 26,740                   46,728
   Reinvested ........................................................                 92,388                   73,571
   Redeemed ..........................................................               (326,261)                (257,400)
                                                                                -------------            -------------
     Total Premier Class Shares ......................................               (207,133)                (137,101)
                                                                                -------------            -------------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                     Year Ended              Year Ended              Year Ended
                                 February 28, 2007        February 28, 2006      February 29, 2005
                                 ------------------      -------------------     ------------------
                                 Builder    Premier      Builder     Premier     Builder    Premier
                                  Class      Class        Class       Class       Class      Class
                                 -------    -------      -------     -------     -------    -------
Net Asset Value,
   Beginning of Period .......   $ 17.66     $ 17.66     $ 17.77     $ 17.77     $ 18.12     $ 18.13
                                 -------     -------     -------     -------     -------     -------
Investment Activities:
   Net investment income .....      0.56        0.59        0.46        0.50        0.41        0.45
   Net realized/unrealized
     gains/(losses) on
     investments .............      0.04        0.05       (0.10)      (0.10)      (0.22)      (0.23)
                                 -------     -------     -------     -------     -------     -------
   Total from Investment
     Operations ..............      0.60        0.64        0.36        0.40        0.19        0.22
                                 -------     -------     -------     -------     -------     -------
Distributions:
   Net investment income .....     (0.56)      (0.59)      (0.46)      (0.50)      (0.41)      (0.45)
   Net realized capital gains      (0.06)      (0.06)      (0.01)      (0.01)      (0.13)      (0.13)
                                 -------     -------     -------     -------     -------     -------
   Total distributions .......     (0.62)      (0.65)      (0.47)      (0.51)      (0.54)      (0.58)
                                 -------     -------     -------     -------     -------     -------
Net Asset Value,
   End of Period .............   $ 17.64     $ 17.65     $ 17.66     $ 17.66     $ 17.77     $ 17.77
                                 =======     =======     =======     =======     =======     =======
Total Return .................      3.44%       3.70%       2.07%       2.26%       1.11%       1.29%
Ratios/Supplementary Data:
   Net Assets, End of Period
     (in thousands) ..........   $45,010     $49,853     $48,323     $53,540     $52,222     $56,313
   Ratios of Net Investment
     Income to Average
     Net Assets ..............      3.19%       3.39%       2.67%       2.86%       2.32%       2.55%
   Ratios of Net Expenses
     to Average Net Assets(b)       1.28%       1.08%       1.20%       1.01%       1.18%       0.95%
   Ratios of Expenses
     to Average Net Assets* ..      1.30%       1.10%       1.21%       1.02%       1.22%       0.99%
   Portfolio Turnover Rate(a)     134.56%     134.56%      52.14%      52.14%     100.38%     100.38%

                                     Year Ended             Year Ended
                                 February 28, 2004       February 28, 2003
                                 -------------------     -------------------
                                 Builder     Premier     Builder     Premier
                                  Class       Class       Class       Class
                                 -------     -------     -------     -------
Net Asset Value,
   Beginning of Period .......   $ 18.08     $ 18.08     $ 17.80     $ 17.80
                                 -------     -------     -------     -------
Investment Activities:
   Net investment income .....      0.51        0.55        0.61        0.66
   Net realized/unrealized
     gains/(losses) on
     investments .............      0.22        0.23        0.54        0.54
                                 -------     -------     -------     -------
   Total from Investment
     Operations ..............      0.73        0.78        1.15        1.20
                                 -------     -------     -------     -------
Distributions:
   Net investment income .....     (0.51)      (0.55)      (0.61)      (0.66)
   Net realized capital gains      (0.18)      (0.18)      (0.26)      (0.26)
                                 -------     -------     -------     -------
   Total distributions .......     (0.69)      (0.73)      (0.87)      (0.92)
                                 -------     -------     -------     -------
Net Asset Value,
   End of Period .............   $ 18.12     $ 18.13     $ 18.08     $ 18.08
                                 =======     =======     =======     =======
Total Return .................      4.16%       4.40%       6.62%       6.90%
Ratios/Supplementary Data:
   Net Assets, End of Period
     (in thousands) ..........   $55,504     $61,048     $56,677     $61,025
   Ratios of Net Investment
     Income to Average
     Net Assets ..............      2.85%       3.03%       3.44%       3.71%
   Ratios of Net Expenses
     to Average Net Assets(b)       1.04%       0.86%       1.16%       0.89%
   Ratios of Expenses
     to Average Net Assets* ..      1.05%       0.87%       1.16%       0.89%
   Portfolio Turnover Rate(a)     202.77%     202.77%     213.97%     213.97%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the Administrator.

(a) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(b) Ratio as disclosed reflects the impact of custody fee credits from the custodian. Had the custody credits not been included the impact would have been to increase the ratios by 0.02%, 0.01%, 0.01%, 0.01% and 0.00%, for the years 2007, 2006, 2005, 2004 and 2003, respectively.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements
                               February 28, 2007

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statement. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2007

New Accounting Pronouncements

      In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Fund's financial statements.

      In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. At this time, the Fund does not believe the adoption of SFAS 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. By distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2007

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on shares outstanding. Realized and unrealized gains and losses are allocated based on relative net assets.

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the year ended February 28, 2007. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3. Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the year ended February 28, 2007, amounted to $136,482,535 and $122,068,635, respectively. During the year, there were no purchases or sales of long-term U.S. Government Securities.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee accrued daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      The Adviser has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 28, 2007, there was no reduction of advisory fees pursuant to this agreement.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2007

      BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator") and BISYS Fund Services, Inc. ("BISYS"), subsidiaries of The BISYS Group, Inc., serves as the Fund's administrator, transfer agent and fund accountant. BISYS Ohio and BISYS receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of average daily net assets of the Fund (subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Under a Compliance Services Agreement between the Fund and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including support services to the CCO. Expenses incurred for the Fund are reflected on the Statement of Operations as "Compliance service fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

      Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated $2,100 in retainer per quarter and a $900 fee for each regularly scheduled meeting, plus reimbursement for certain expenses. During the year ended February 28, 2007, actual Trustee compensation was $46,000 in total from the Fund.

5. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in the New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

6. Federal Income Tax Information:

      The tax character of dividends paid to shareholders during the fiscal year ended February 28, 2007 were as follows:

                                      Distributions paid from
                                      -----------------------
                                                                                                    Total
                                      Ordinary   Net Long-Term    Total Taxable     Tax Exempt   Distributions
                                       Income    Distributions    Distributions    Distributions     Paid*
                                      --------   -------------    -------------    ------------- -------------
The Empire Builder Tax
  Free Bond Fund...................    $55,404      $316,247        $371,651         $3,166,469   $3,538,120

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2007

      The tax character of dividends paid to shareholders during the fiscal year ended February 28, 2006 were as follows: Distributions paid from

                                      Distributions paid from
                                      -----------------------
                                                                                                    Total
                                      Ordinary   Net Long-Term    Total Taxable     Tax Exempt   Distributions
                                       Income    Distributions    Distributions    Distributions     Paid*
                                      --------   -------------    -------------    ------------- -------------
The Empire Builder Tax
  Free Bond Fund...................    $10,637      $41,876         $52,513          $2,831,143   $2,883,656

      As of February 28, 2007 the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                               Undistributed
                             Undistributed   Undistributed       Long-Term
                                Ordinary       Tax-Exempt         Capital      Accumulated
                                 Income          Income         Gains/Losses     Earnings
                             -------------   -------------     -------------   -----------
The Empire Builder Tax
  Free Bond Fund..........      $409,401        $116,760          $9,477         $535,638

                                                                                     Total
                                                Accumulated        Unrealized     Accumulated
                             Distributions      Capital and      Appreciation/      Earnings/
                                Payable         Other Losses   (Depreciation)**     (Deficit)
                             -------------      ------------   ----------------   ------------
The Empire Builder Tax
  Free Bond Fund..........      $(8,493)            $ --          $2,728,450       $3,255,595

----------
 * Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount.

      As of February 28, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

                                                                  Tax       Net Unrealized
                                              Tax Unrealized   Unrealized     Appreciation
                                Tax Cost       Appreciation   Depreciation  (Depreciation)
                                --------      --------------  ------------  --------------
The Empire Builder Tax
  Free Bond Fund..........     $91,841,983      $2,746,299      $(17,849)      $2,728,450

             Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
The Empire Builder Tax Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund (the "Fund") at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
April 16, 2007

Other Information (Unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

      The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE MANAGEMENT (Unaudited)

                                                    Independent Trustees

                                                                                                     Number of
                                  Positions                                                          Portfolios
                                  Held With                                                         Overseen for   Directorships
                                 The Empire         Term of                                          The Empire     Held Outside
Name, Address, and            Builder Tax Free   Office/Length        Principal Occupation(s)     Builder Tax Free    the Fund
Birthdate                         Bond Fund     of time served        During the Past 5 Years         Bond Fund        Complex
----------------------        ----------------  --------------  --------------------------------- ----------------  -------------
EDWARD A. FALKENBERG.......        Trustee          Since       Principal, ACME Real Estate                 1            None
23 Oak Lane                                        June 1989    (1998 to present)
Scarsdale, NY 10583
09/40

EDWARD A. KUCZMARSKI.......        Trustee          Since       Certified Public Accountant,                1         Director of
Hays & Company                                    April 1984    Managing Partner, Hays & Company                       New York
477 Madison Ave., 10th Flr                                      LLP (1980 to present)                               Daily Tax-Free
New York, NY 10022                                                                                                 Income Fund, Inc.
11/49                                                                                                             and 9 Funds within
                                                                                                                   the Reich & Tang
                                                                                                                        Complex

CAROLINE E. NEWELL.........        Trustee          Since       Head, Park Ave. Christian Church            1         Director of
PACCDS                                            April 1984    Day School (2001 to present); Head,                    New York
1010 Park Ave.                                                  Le Chateau des Enfants                              Daily Tax-Free
New York, NY 10028                                              (1991 to present)                                  Income Fund, Inc.
07/40

JOHN P. STEINES, JR........        Trustee          Since       Professor of Law, New York University       1         Director of
NYU School of Law, Rm 440                         August 1984   School of Law (1978 to present) and                    New York
40 Washington Square. So.                                       Counsel, Kronish, Lieb, Weiner & Hellman            Daily Tax-Free
New York, NY 10012                                              (law firm) (2004 to present); Counsel,             Income Fund, Inc.
10/48                                                           Deloitte & Touche LLP (2001 to 2004)

                                                    Interested Persons

SETH M. GLICKENHAUS*.......        Trustee          Since       General Partner of Glickenhaus &  Co.       1            None
546 Fifth Avenue, 7th Floor      Chairman of      April 1984    (1961 to present)
New York, NY 10036-5000           the Board
03/14                           and President

----------
* Mr. Glickenhaus is an "interested person" (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Fund because he is a General Partner of Glickenhaus & Co., the Adviser.

                                                    Officers of the Fund
MICHAEL J. LYNCH...........    Senior Vice       Indefinite,    Director, Unit Trust Department
546 Fifth Avenue, 7th Floor     President          since        Glickenhaus & Co. (1997 to Present)
New York, NY 10036                               March 1997
07/62

KINGA KAPUSCINSKI..........     Secretary        Indefinite,    Assistant Counsel, BISYS Fund Services
100 Summer Street                                  since        (2004 - present); Associate, Goodwin Procter
Ste. 1500                                       December 2004   LLP (2001 - 2004); Senior Federal Law Clerk
Boston, MA 02110                                                and Federal Law Clerk, U.S. District Court for
06/72                                                           the District of Massachusetts (1999 - 2001)

AARON J. MASEK.............     Treasurer        Indefinite,    Vice President, Fund Administration & Oversight
3435 Stelzer Road                                  since        Services, BISYS Fund Services, Inc.,
Columbus, Ohio 43219                              June 2005     1997 to present
01/74

FREDERICK J. SCHMIDT.......       Chief        Since June 2004  Senior Vice President and Chief Compliance
585 Stewart Avenue             Compliance      Term of Office   Officer, CCO Services of BISYS Fund Services
Garden City, NY 11530           and Anti-       expires 2007    since 2004; Chief Compliance Officer of four other
07/59                             Money                         investment companies or fund complexes for which CCO
                               Laundering                       Services of BISYS Fund Services provides compliance
                                 Officer                        services, since 2004; President, FJS Associates
                                                                (regulatory consulting firm) from 2002 to 2004; Vice
                                                                President, Credit Agricole Asset Management, U.S.
                                                                from 1987 to 2002

                                     [LOGO]
                                 EMPIRE BUILDER

                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                                     [LOGO]
                                 EMPIRE BUILDER

                               TAX FREE BOND FUND
                                 Annual Report
                               February 28, 2007

                       Investment Adviser and Distributor
                               Glickenhaus & Co.
                                546 Fifth Avenue
                                   7th Floor
                            New York, New York 10036

                                Fund Accountant
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                         State Street Bank & Trust Co.
                            800 Pennsylvania Avenue
                                   5th Floor
                        Kansas City, Missouri 64105-1307

                                 Legal Counsel
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                             Independent Registered
                             Public Accounting Firm
                           PricewaterhouseCoopers LLP
                              100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

539478

Item 2. Code of Ethics.

            (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

            (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. 3(a)(2) The audit committee financial expert is Edward A. Kuczmarski, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

                           Current Year           Previous Year
                           ------------           -------------
Audit Fees                 $33,000                $31,000
Audit-Related Fees         $ 2,750                $ 2,500
Tax Fees                   $ 4,250                $ 4,000
All Other Fees             $ 0                    $ 0

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)* /s/ Aaron Masek
                          ----------------------
                          Aaron Masek, Treasurer

Date May 4, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus
                          ----------------------------------
                              Seth M. Glickenhaus, President

Date May 4, 2007

By (Signature and Title)* /s/ Aaron Masek
                          --------------------------
                              Aaron Masek, Treasurer

Date May 4, 2007

* Print the name and title of each signing officer under his or her signature.